Shareholder Report, Holdings (Details) - C000256664 [Member]	Nov. 30, 2025
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hecla Mining Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Gold Fields Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.30%
Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
U.S. Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%